Bank Loans and issuance of Debt Securities - Summary of Issuance of Debt Securities (Parenthetical) (Detail) - MXN ($) $ in Thousands									12 Months Ended
	May 07, 2021	Jun. 25, 2020	Feb. 13, 2020	Mar. 29, 2019	Nov. 09, 2017	Apr. 06, 2017	Jul. 08, 2016	Feb. 20, 2015	Dec. 31, 2021	May 27, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 29, 2016
Disclosure of debt securities [line items]
Issuance of debt securities									$ 22,500,000		$ 17,000,000	$ 12,000,000
Unsecured Debt GAP-15 [Member] | TIIE Rate Plus 24 Basis Point [Member]
Disclosure of debt securities [line items]
Issuance of debt securities								$ 1,100,000				2,200,000	$ 1,100,000
Borrowings interest rate basis									28-day TIIE plus 24 basis points
Derivative financial instrument basis points								0.24%					0.24%
Maturity period								5 years
Maturity date								Feb. 14, 2020
Unsecured Debt GAP-15-2 [Member] | Fixed Rate Interest [Member]
Disclosure of debt securities [line items]
Issuance of debt securities								$ 1,500,000	$ 1,500,000		1,500,000	1,500,000
Maturity period								10 years
Maturity date								Feb. 07, 2025
Interest rate								7.08%
Unsecured Debt GAP 16 [Member]
Disclosure of debt securities [line items]
Issuance of debt securities										$ 1,500,000
Unsecured Debt GAP 16 [Member] | TIIE Rate Plus 49 Basis Point [Member]
Disclosure of debt securities [line items]
Issuance of debt securities							$ 1,500,000				1,500,000	1,500,000
Borrowings interest rate basis									28-day TIIE plus 49 basis points
Derivative financial instrument basis points							0.49%
Maturity period							5 years
Maturity date									Jul. 02, 2021
Unsecured Debt GAP-17 [Member] | TIIE Rate Plus 49 Basis Point [Member]
Disclosure of debt securities [line items]
Issuance of debt securities						$ 1,500,000			$ 1,500,000		1,500,000	1,500,000
Borrowings interest rate basis						28-day TIIE plus 49 basis points
Derivative financial instrument basis points						0.49%
Maturity period						5 years
Interest rate									5.715%
Unsecured Debt GAP-17-2 [Member] | TIIE Rate Plus 44 Basis Point [Member]
Disclosure of debt securities [line items]
Issuance of debt securities					$ 2,300,000				$ 2,300,000		2,300,000	2,300,000
Borrowings interest rate basis					28-day TIIE plus 44 basis points
Derivative financial instrument basis points					0.44%
Maturity period					5 years
Interest rate									5.715%
Unsecured Debt GAP-19 [Member] | TIIE Rate Plus 44 Basis Point [Member]
Disclosure of debt securities [line items]
Issuance of debt securities				$ 3,000,000					$ 3,000,000		3,000,000	$ 3,000,000
Borrowings interest rate basis				28-day TIIE plus 44 basis points
Derivative financial instrument basis points				0.44%
Maturity period				5 years
Interest rate									5.715%
Unsecured Debt GAP-20 [Member] | TIIE Rate Plus 17 Basis Point [Member]
Disclosure of debt securities [line items]
Issuance of debt securities			$ 3,000,000
Borrowings interest rate basis			28-day TIIE plus 17 basis points
Derivative financial instrument basis points			0.17%
Maturity period			5 years
Interest rate									5.715%
Unsecured Debt GAP-20-2 [Member] | TIIE Plus 85 Basis Points [Member]
Disclosure of debt securities [line items]
Issuance of debt securities		$ 602,000							$ 602,000		602,000
Borrowings interest rate basis		28-day TIIE plus 85 basis points
Derivative financial instrument basis points		0.85%
Maturity period		3 years
Interest rate									5.715%
Unsecured Debt GAP-20-3 [Member] | Fixed Rate Interest [Member]
Disclosure of debt securities [line items]
Issuance of debt securities		$ 3,598,000							$ 3,598,000		$ 3,598,000
Maturity period		7 years
Interest rate		8.14%
Unsecured Debt GAP-21 [Member] | TIIE Plus 60 Basis Points [Member]
Disclosure of debt securities [line items]
Issuance of debt securities	$ 2,500,000								2,500,000
Borrowings interest rate basis	28-day TIIE plus 60 basis points
Derivative financial instrument basis points	0.60%
Maturity period	4 years
Unsecured Debt GAP-21-2 [Member] | Variable rate interest [Member]
Disclosure of debt securities [line items]
Issuance of debt securities	$ 3,000,000								3,000,000
Maturity period	7 years
Interest rate	7.91%
Unsecured Debt GAP-21V [Member] | TIIE Plus 25 Basis Points [Member]
Disclosure of debt securities [line items]
Issuance of debt securities									$ 1,500,000
Borrowings interest rate basis									28 days at a variable rate of TIIE-28 plus 25 basis points
Derivative financial instrument basis points									0.25%
Maturity period									5 years
Maturity date									Oct. 09, 2026